Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Other Income

Note 23 – Other Income

Other income for the years ended December 31, 2024, 2023 and 2022 is EUR466,042, EUR333,898 and nil respectively. The amount for the year ended December 31, 2024, consists mainly of EUR556,580 grants received from FFM, interest income primarily from bank deposits, and EUR64,501 from the reversals of certain accruals to correct balances. The amount from December 31, 2023, consists mainly of tax voucher program in North Macedonia set up to provide support for the countries sports organizations which provides income to FKAP, government funding, UEFA youth funding, and interest earned on bank balances in Brera Holdings.